J.P. Morgan Mortgage Trust 2021-LTV1 ABS-15G

Exhibit 99.18

Report Pulled:	9/8/2021 0:00
Loan Count:	38

Audit ID	SellerLoanID	Customer Loan Number	Borrower Last Name	Field	Tape Data	Review Data
xxx	xxx	302705205	xxx	Maturity Date	xx/xx/xxxx	xx/xx/xxxx
xxx	xxx	302705205	xxx	Property Type	SFR Attached	Single Family Detached non-PUD
xxx	xxx	302700698	xxx	Maturity Date	xx/xx/xxxx	xx/xx/xxxx
xxx	xxx	302705199	xxx	Maturity Date	xx/xx/xxxx	xx/xx/xxxx
xxx	xxx	302705199	xxx	Property Type	SFR Attached	Single Family Detached non-PUD
xxx	xxx	302717201	xxx	Maturity Date	xx/xx/xxxx	xx/xx/xxxx
xxx	xxx	302736152	xxx	Maturity Date	xx/xx/xxxx	xx/xx/xxxx
xxx	xxx	302780237	xxx	Property Type	Pud	Townhouse
xxx	xxx	302705195	xxx	Maturity Date	xx/xx/xxxx	xx/xx/xxxx
xxx	xxx	302860851	xxx	Property Type	SFR Detached	1 Family Attached